Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and accrued revenues
Interest income accrued	kr 7,938	kr 4,121
Prepaid expenses and other accrued revenues	56	41
Total	kr 7,994	kr 4,162